Income Tax - Schedule of Reconciles Singapore Statutory Rates (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Singapore statutory income tax rate (in Dollars)		$ (4,413,789)
Singapore statutory income tax rate		17.00%	17.00%		17.00%
Foreign tax effects-Cayman (in Dollars)		$ 3,103,039
Foreign tax effects-Cayman		(12.00%)
Foreign tax effects-Others (in Dollars)		$ (3,560)
Foreign tax effects-Others		0.00%
Change of fair value of contingent consideration (in Dollars)		$ 181,103
Change of fair value of contingent consideration		(0.70%)	1.50%		(2.50%)
Tax rate difference outside Singapore	[1]		(4.20%)		(14.00%)
Others (in Dollars)		$ 396,081
Others		(1.50%)	1.00%	[2]	(4.20%)	[2]
Preferential tax exemption effect (in Dollars)		$ 17,132
Preferential tax exemption effect		(0.10%)	(0.20%)		1.00%
Change in valuation allowance (in Dollars)		$ 959,747
Change in valuation allowance		(3.60%)	3.20%		(0.10%)
Effective tax rate (in Dollars)		$ 239,753	$ 1,128,672		$ 53,291
Effective tax rate		(0.90%)	18.30%		(2.80%)

[1]	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.
[2]	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.